Schedule of Company’s Lease Liabilities and Carrying Amount (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Lease Llabllltles
Opening balance	$ 415,786	$ 256,637	$ 256,637
Additions			366,721
Lease payments	(74,389)		(257,623)
Lease interest	17,377	$ 4,975	50,051
Effect of foreign exchange	5,899
Closing balance	364,673		415,786
Current	41,983		92,580
Non-current	$ 322,690		$ 323,206